INVESTMENT PROPERTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR MARKET VALUE OF INVESTMENT PROPERTIES

As of June 30, 2024 and December 31, 2023, investment properties were as follows:

	Fair Market Value (“FMV”) as of	FMV as of
	June 30,	December 31,
	2024	2023

Land bank:
Land bank under right-of-use
Peru	$1,811,991	$619,976
Sub-total	1,811,991	619,976
Owned land bank
Colombia	23,130,348	24,100,446
Sub-total	23,130,348	24,100,446
Total Land Bank	$24,942,339	$24,720,422
Properties under development:
Properties under right-of-use
Peru	$16,510,000	$12,260,000
Sub-total	16,510,000	12,260,000
Owned properties
Peru	—	22,230,781
Costa Rica	15,398,000	10,891,000
Sub-total	15,398,000	33,121,781
Total properties under development	$31,908,000	$45,381,781
Operating Properties
Owned properties
Colombia	$105,944,012	$106,957,000
Peru	120,971,038	92,239,857
Costa Rica	242,097,133	244,873,221
Sub-total	469,012,183	444,070,078
Total operating properties	469,012,183	444,070,078
Total operating properties and properties under development	500,920,183	489,451,859
Total	$525,862,522	$514,172,281

SCHEDULE OF SIGNIFICANT UNOBSERVABLE INPUTS

Significant Inputs as of June 30, 2024 and December 31, 2023 —

Property	Fair value hierarchy	Valuation techniques	Significant unobservable inputs	Value	Relationship of unobservable inputs to fair value
		Discounted cash flows	Risk adjusted residual capitalization rate	2024: 7.9% 2023: 7.9%	The higher the risk adjusted residual rate, the lower the fair value.
Operating Properties	Level 3		Risk adjusted discount rate	2024: 10.6% 2023: 10.8%	The higher the risk adjusted discount rate, the lower the fair value.
		Direct capitalization method	Occupancy rate	2024: 98.2% 2023: 98.2%	The higher the occupancy rate, the higher the fair value.
			Going in stabilized capitalization rate	2024: 7.8% 2023: 7.9%	The higher the stabilized capitalization rate, the lower the fair value
		Discounted cash flows	Risk adjusted residual capitalization rate	2024: 8.1% 2023: 8.1%	The higher the risk adjusted residual rate, the lower the fair value.
Properties Under Development	Level 3		Risk adjusted discount rate	2024: 10.4% 2023: 10.8%	The higher the risk adjusted discount rate, the lower the fair value.
		Direct capitalization method	Occupancy rate	2024: 96.9% 2023: 97.7%	The higher the occupancy rate, the higher the fair value.
			Going in stabilized capitalization rate	2024: 8.1% 2023: 8.0%	The higher the stabilized capitalization rate, the lower the fair value
Land Bank	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2024: 7.8% 2023: 7.8%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2024: 11.8% 2023: 11.8%	The higher the risk adjusted discount rate, the lower the fair value.

SCHEDULE OF RECONCILIATION OF INVESTMENT PROPERTY

The reconciliation of investment properties for the six months ended June 30, 2024 and year ended June 30, 2023, were as follows:

	June 30, 2024	June 30, 2023

Beginning balance	$514,172,281	$449,036,633
Additions	12,661,512	15,046,916
Foreign currency translation effect	(10,721,259)	16,043,694
Gain on valuation of investment properties	9,749,988	10,276,377
Ending balance	$525,862,522	$490,403,620

SCHEDULE Of PURCHASE AND SALE AGREEMENT Of THE DEFERRED CASH PAYMENTS

In accordance with the purchase and sale agreement, as of June 30, 2024, the deferred cash payments will be paid to the Company in the upcoming three installments based on the following schedule:

Consideration
Installment Payment due in August 2024	1,109,454
Installment Payment due in November 2024	1,109,454
Installment Payment due in February 2025	3,883,090
Discount on future payments	(350,067)
Receivables from the sale of investment properties - short term	$5,751,931

SCHEDULE OF ASSET HELD FOR SALE WILL BE PAID IN THREE INSTALLMENTS

	Amount

1st Installment Payment	$1,200,000	Upon the signing of the Purchase and Sale Agreement.
2nd Installment Payment	1,200,000	Upon conclusion of land infrastructure work.
3rd Installment Payment	1,600,000	Upon title transfer of the property to the buyer.
	$4,000,000

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR MARKET VALUE OF INVESTMENT PROPERTIES

As of December 31, 2023, and 2022, the fair market value (“FMV”) of investment properties were as follows:

	FMV as of	FMV as of
	December 31,	December 31,
	2023	2022

Land bank:
Land bank under right-of-use
Peru	$619,976	$—
Sub-total	619,976	—
Owned land bank
Colombia	24,100,446	16,394,722
Peru	—	7,190,000
Costa Rica	—	6,155,000
Sub-total	24,100,446	29,739,722
Total Land Bank	$24,720,422	$29,739,722
Properties under development:
Properties under right-of-use
Peru	$12,260,000	$614,523
Sub-total	12,260,000	614,523
Owned properties
Colombia	—	20,708,910
Peru	22,230,781	9,793,481
Costa Rica	10,891,000	35,715,220
Sub-total	33,121,781	66,217,611
Total properties under development	$45,381,781	$66,832,134
Operating Properties
Owned properties
Colombia	$106,957,000	$70,645,712
Peru	92,239,857	87,523,052
Costa Rica	244,873,221	194,296,013
Sub-total	444,070,078	352,464,777
Total operating properties	$444,070,078	$352,464,777
Total operating properties and properties under development	$489,451,859	$419,296,911
Total	$514,172,281	$449,036,633

SCHEDULE OF SIGNIFICANT UNOBSERVABLE INPUTS

Significant Inputs as of December 31, 2023 and 2022 —

Property	Fair value hierarchy	Valuation techniques	Significant unobservable inputs	Value	Relationship of unobservable inputs to fair value
Operating Properties	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2023: 7.9%, 2022: 7.8%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2023: 10.8%, 2022: 10.5%	The higher the risk adjusted discount rate, the lower the fair value.
		Direct capitalization method	Occupancy rate	2023: 98.2%, 2022: 98.1%	The higher the occupancy rate, the higher the fair value.
			Going in stabilized capitalization rate	2023: 7.9%, 2022: 7.5%	The higher the stabilized capitalization rate, the lower the fair value
Properties Under Development	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2023: 8.1%, 2022: 7.8%	The higher the risk adjusted residual rate, the lower the fair value.
			Risk adjusted discount rate	2023: 10.8%, 2022: 10.4%	The higher the risk adjusted discount rate, the lower the fair value.
		Direct capitalization method	Occupancy rate	2023: 97.7%, 2022: 98.8%	The higher the occupancy rate, the higher the fair value.
			Going in stabilized capitalization rate	2023: 8.0%, 2022: 7.8%	The higher the stabilized capitalization rate, the lower the fair value
Land Bank	Level 3	Discounted cash flows	Risk adjusted residual capitalization rate	2023: 7.75%, 2022: 7.75%	The higher the stabilized capitalization rate, the lower the fair value
			Risk adjusted discount rate	2023: 11.75%, 2022: 11.25%	The higher the risk adjusted discount rate, the lower the fair value.

SCHEDULE OF RECONCILIATION OF INVESTMENT PROPERTY

The reconciliation of investment properties for the year ended December 31, 2023, 2022 and 2021, were as follows:

	2023	2022	2021

Balance at beginning of year	$449,036,633	$428,275,741	$364,307,039
Additions	33,704,768	47,774,104	70,082,968
Foreign currency translation effect	28,914,062	(21,265,904)	(16,361,576)
Disposal of investment property	(17,634,208)	(9,273,000)	—
Transfer to asset held for sale	—	—	(2,362,817)
Gain on revaluation of investment property	20,151,026	3,525,692	12,610,127
Balance at end of year	$514,172,281	$449,036,633	$428,275,741

SCHEDULE Of PURCHASE AND SALE AGREEMENT Of THE DEFERRED CASH PAYMENTS

In accordance with the purchase and sale agreement, the deferred cash payments will be paid to the Group in the upcoming five installments based on the following schedule:

Consideration
1st Installment Payment due in February 2024	$1,204,082
2nd Installment Payment due in May 2024	1,204,082
3rd Installment Payment due in August 2024	1,204,082
4th Installment Payment due in November 2024	1,204,082
5th Installment Payment due in February 2025	4,214,286
Discount on future payments	(810,716)
Total consideration outstanding, net of discount	$8,219,898
Receivables from the sale of investment properties - short term	4,072,391
Receivables from the sale of investment properties - long term	$4,147,507

SCHEDULE OF ASSET HELD FOR SALE WILL BE PAID IN THREE INSTALLMENTS

	Amount
1st Installment Payment	$1,200,000	Upon the signing of the Purchase and Sale Agreement.
2nd Installment Payment	1,200,000	Upon conclusion of land infrastructure work.
3rd Installment Payment	1,600,000	Upon title transfer of the property to the buyer.
	$4,000,000

SCHEDULE OF FAIR VALUE SENSITIVITY ANALYSIS

The following table presents a sensitivity analysis to the impact of 10 basis points (“bps”) increase or decrease of the discount rates and exit cap rate and the aggregated impact of these two on fair values of the investment properties - land and buildings representing leased land and buildings valued using the discounted cash flows and direct capitalization method as of December 31, 2023 and 2022:

	2023
	Impact of+10 bps on exit cap rate	Impact of+10 bps on discount rate	Impact of+10 bps on exit cap rate and discount rate
Building and land (decrease)	$(2,987,585)	$(3,356,702)	$(6,264,419)
	Impact of-10 bps on exit cap rate	Impact of-10 bps on discount rate	Impact of-10 bps on exit cap rate and discount rate
Building and land increase	$2,987,585	$3,356,702	$6,264,419

	2022
	Impact of+10 bps on exit cap rate	Impact of+10 bps on discount rate	Impact of+10 bps on exit cap rate and discount rate
Building and land (decrease)	$(2,697,642)	$(2,905,108)	$(5,565,415)
	Impact of-10 bps on exit cap rate	Impact of-10 bps on discount rate	Impact of-10 bps on exit cap rate and discount rate
Building and land increase	$2,697,642	$2,905,108	$5,565,415